Revenue - Schedule of Income from Wealth Management Services (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income from proprietary trading in digital assets and traditional financial product
Unrealized fair value change of trading of digital assets, listed securities, funds and derivative contracts	[1]	$ 6,634,615	$ 45,354,354	$ 5,865,294
Realized gain (loss) on trading of listed securities, funds and derivative contracts		27,809,199	(5,828,824)	9,745,407
Interest income on trading of digital assets and derivative contracts		2,146,423	1,859,490	916,616
Services fee income		542,726	73,209	236,228
Total income from wealth management services		37,132,963	41,458,229	16,763,545
Income from securities advising and asset management services
Performance fee income			2,785,944
Gain on disposal of financial assets at FVTPL			323,084
Total income from securities advising and asset management services			3,109,028
Total revenue		$ 37,132,963	$ 44,567,257	$ 16,763,545

[1]	The Company trades cryptocurrencies and relevant derivative contracts over-the-counter and in cryptocurrency exchange, by purchasing cryptocurrencies with a view to their resale in the near future, and generating a profit from fluctuations in the prices, the Company applies the guidance in IAS 2 for commodity broker-traders and measures the cryptocurrencies at fair value less costs to sell. The Company considers that there are no significant “costs to sell” virtual assets and hence the measurement of virtual assets is based on their fair values with changes in fair values recognized in profit or loss in the period of the changes.